Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Revaluation reserve [member]	Exchange reserve [member]	Share premium [member]	Other reserves [member]	Share subscription [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2021	$ 10,000	$ 7,140,955	$ (513,218)		$ 1,822,799		$ (2,614,778)	$ 5,845,758
IfrsStatementLineItems [Line Items]
Issuance of new shares					1,600,000	5,000,000		6,600,000
Loss for the year							(2,391,812)	(2,391,812)
Less : Share subscription receivables						(5,000,000)		(5,000,000)
Net surplus on revaluation of leasehold property		8,016,869	52,737					8,069,606
Ending balance at Dec. 31, 2022	10,000	15,157,824	(460,481)		3,422,799		(5,006,590)	13,123,552
IfrsStatementLineItems [Line Items]
Issuance of new shares	3			753,587				753,590
Loss for the year							(629,254)	(629,254)
Ending balance at Jun. 30, 2023	10,003	15,157,824	(460,481)	753,587	3,422,799		(5,635,844)	13,247,888
Beginning balance at Dec. 31, 2022	10,000	15,157,824	(460,481)		3,422,799		(5,006,590)	13,123,552
IfrsStatementLineItems [Line Items]
Issuance of new shares	892			89,725,052				89,725,944
Loss for the year							(94,979,338)	(94,979,338)
Net surplus on revaluation of leasehold property		(186,684)	337,283					150,599
Ending balance at Dec. 31, 2023	10,892	14,971,140	(123,198)	89,725,052	3,422,799		(99,985,928)	8,020,757
IfrsStatementLineItems [Line Items]
Issuance of new shares	1,000			2,458,675				2,459,675
Loss for the year							(471,424)	(471,424)
Ending balance at Jun. 30, 2024	$ 11,892	$ 14,971,140	$ (123,198)	$ 92,183,727	$ 3,422,799		$ (100,457,352)	$ 10,009,008